Finance Costs - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of Finance Costs [abstract]
Bank loans	$ 170,476	$ 5,569	$ 208,486	$ 157,254
Lease obligations payable	482	16	708	212
Less: Amounts capitalized in qualifying assets	(18,542)	(606)	(18,769)	(12,921)
Interest expense	152,416	4,979	190,425	144,545
Finance expense	37,832	1,236	26,858	34,571
Finance costs	$ 190,248	$ 6,215	$ 217,283	$ 179,116